Events After The Reporting Date	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Events After The Reporting Date
13.	EVENTS AFTER THE REPORTING DATE
During the first quarter of 2019, 619,606 warrants had been exercised for gross proceeds of $1,982,739.